Related Party Transactions (Details) ¥ in Millions	6 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Oct. 31, 2023 USD ($)
Related Party [Member]
Related Party Transaction [Line Items]
Percentage of accounts receivable	56.90%
Due from related parties	$ 900,000
Related Party [Member] | Zhongjin Kanglu [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 4,189,813
Zhongjin Kanglu [Member]
Related Party Transaction [Line Items]
Due from related parties				$ 4,113,000
Temporary working capital		$ 4,113,000	¥ 30.0